Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information concerning the compensation of our PEO and non-PEO
NEOs for the fiscal years ended December 31,
2024
, 2023 and 2022, and our financial performance for each such fiscal year:

					Value of Initial $100 Fixed Investment Based on (3)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)(2)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (in thousands) ($)	Net Product Revenue (in thousands) ($)
2024	7,774,160	12,896,544	3,723,348	5,024,539	557	88	163,889	489,327
2023	2,146,499	1,007,034	2,256,711	1,952,842	448	54	71,410	396,502
2022	6,923,782	17,549,684	2,674,788	7,393,846	496	69	83,079	213,938

(1)
Amounts represent compensation actually paid (“CAP”) to our PEO and the average compensation actually paid to our non-PEO
NEOs for the relevant fiscal year, as determined under SEC rules (and described below).

(2)
Fair value or change in fair value, as applicable, of stock options in the “Compensation Actually Paid” columns was estimated using a Black-Scholes option pricing model for the purposes of this disclosure in accordance with SEC rules and do not reflect compensation actually earned, realized or received during each applicable year. The calculation of CAP for purposes of this table includes point-in-time
fair values of equity awards and those values will fluctuate based on our stock price and various accounting valuation assumptions. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO
NEOs for each applicable fiscal year.

(3)
For the relevant fiscal year, represents our cumulative TSR or the cumulative TSR of the Nasdaq Biotechnology Index, in each case assuming an initial investment of $100 as described under the Narrative Disclosure to Pay Versus Performance heading below. We have never declared or paid a dividend on our common stock and do not anticipate doing so in the foreseeable future.

In the table immediately above, the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflect the Total Compensation reported in the 2024 Summary Compensation Table (“
SCT
”), as adjusted based on the following:

	SCT Total ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Value of Awards Vested and Granted During Year ($)	Plus Change in Value of Prior Year Awards that Vest During Year ($)	Total CAP ($)
PEO
2024	7,774,160	6,338,431	6,922,548	4,488,419	—	49,848	12,896,544
2023	2,146,499	749,999	943,365	(736,903)	—	(595,928)	1,007,034
2022	6,923,782	5,727,859	7,659,348	3,460,212	—	5,234,201	17,549,684
Average Non-PEO NEOs
2024	3,723,348	2,838,396	3,237,565	572,615	—	329,407	5,024,539
2023	2,256,711	1,446,560	1,819,515	(326,149)	—	(350,675)	1,952,842
2022	2,674,788	1,939,664	2,316,864	2,394,265	—	1,947,593	7,393,846
The following tables illustrate the valuation assumptions as of the vesting date for awards that vested in each of 2024, 2023 and 2022.

For Stock Options Vesting in
	2024	2023	2022
Risk-free interest rate	3.85% - 4.52%	3.75% - 4.65%	1.30% - 4.00%
Expected term	1.6 -5.0 years	4.5 years	4.5 years
Expected volatility	54.1% - 60.4%	68.0% - 71.0%	68.4% - 69.5%
Expected dividend yield	—	—	—
Expected forfeiture rate	—	—	—

	Weighted Average Fair Value of Full Value Awards Vesting in
	2024	2023	2022
For Restricted Stock Units	$11.19	$11.25	$4.65

Company Selected Measure Name	Net Product Revenue
Named Executive Officers, Footnote
The Company’s principal executive officer (“
PEO
”) and our
non-PEO
named executive officers (“
NEO
s”) were as follows for the fiscal years ended December 31, 2024, 2023 and 2022:

Year	PEO	Non-PEO NEOs

2024	Richard J. Daly	Michael W. Kalb, Steven R. Miller, Jeffrey Del Carmen, Preethi Sundaram

2023	Patrick J. McEnany	Alicia Grande, Steven R. Miller, Gary Ingenito, Jeffrey Del Carmen

2022	Patrick J. McEnany	Alicia Grande, Steven R. Miller, Gary Ingenito, Jeffrey Del Carmen

Peer Group Issuers, Footnote	For the relevant fiscal year, represents our cumulative TSR or the cumulative TSR of the Nasdaq Biotechnology Index, in each case assuming an initial investment of $100 as described under the Narrative Disclosure to Pay Versus Performance heading below. We have never declared or paid a dividend on our common stock and do not anticipate doing so in the foreseeable future.
PEO Total Compensation Amount	$ 7,774,160	$ 2,146,499	$ 6,923,782
PEO Actually Paid Compensation Amount	$ 12,896,544	1,007,034	17,549,684
Adjustment To PEO Compensation, Footnote
In the table immediately above, the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflect the Total Compensation reported in the 2024 Summary Compensation Table (“
SCT
”), as adjusted based on the following:

	SCT Total ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Value of Awards Vested and Granted During Year ($)	Plus Change in Value of Prior Year Awards that Vest During Year ($)	Total CAP ($)
PEO
2024	7,774,160	6,338,431	6,922,548	4,488,419	—	49,848	12,896,544
2023	2,146,499	749,999	943,365	(736,903)	—	(595,928)	1,007,034
2022	6,923,782	5,727,859	7,659,348	3,460,212	—	5,234,201	17,549,684
Average Non-PEO NEOs
2024	3,723,348	2,838,396	3,237,565	572,615	—	329,407	5,024,539
2023	2,256,711	1,446,560	1,819,515	(326,149)	—	(350,675)	1,952,842
2022	2,674,788	1,939,664	2,316,864	2,394,265	—	1,947,593	7,393,846

Non-PEO NEO Average Total Compensation Amount	$ 3,723,348	2,256,711	2,674,788
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,024,539	1,952,842	7,393,846
Adjustment to Non-PEO NEO Compensation Footnote
In the table immediately above, the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflect the Total Compensation reported in the 2024 Summary Compensation Table (“
SCT
”), as adjusted based on the following:

	SCT Total ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Value of Awards Vested and Granted During Year ($)	Plus Change in Value of Prior Year Awards that Vest During Year ($)	Total CAP ($)
PEO
2024	7,774,160	6,338,431	6,922,548	4,488,419	—	49,848	12,896,544
2023	2,146,499	749,999	943,365	(736,903)	—	(595,928)	1,007,034
2022	6,923,782	5,727,859	7,659,348	3,460,212	—	5,234,201	17,549,684
Average Non-PEO NEOs
2024	3,723,348	2,838,396	3,237,565	572,615	—	329,407	5,024,539
2023	2,256,711	1,446,560	1,819,515	(326,149)	—	(350,675)	1,952,842
2022	2,674,788	1,939,664	2,316,864	2,394,265	—	1,947,593	7,393,846

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2024 Performance
Measures
The following list represents the financial and
non-financial
performance measures that we consider to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO
NEOs to company performance. The measures in this list are not ranked. Of these measures, we have identified Net Product Revenue as our most important of our financial performance measures used to link Compensation Actually Paid to our PEO and non-PEO
NEOs to company performance:
Net Product Revenue
Net Income
Completion of a transformational acquisition
Quality and Compliance

Total Shareholder Return Amount	$ 557	448	496
Peer Group Total Shareholder Return Amount	88	54	69
Net Income (Loss)	$ 163,889,000	$ 71,410,000	$ 83,079,000
Company Selected Measure Amount	489,327,000	396,502,000	213,938,000
PEO Name	Richard J. Daly
Measure:: 1
Pay vs Performance Disclosure
Name	Net Product Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Completion of a transformational acquisition
Measure:: 4
Pay vs Performance Disclosure
Name	Quality and Compliance
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,338,431)	$ (749,999)	$ (5,727,859)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,922,548	943,365	7,659,348
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,488,419	(736,903)	3,460,212
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,848	(595,928)	5,234,201
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,838,396)	(1,446,560)	(1,939,664)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,237,565	1,819,515	2,316,864
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	572,615	(326,149)	2,394,265
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 329,407	$ (350,675)	$ 1,947,593